Hedging Financial Instruments	12 Months Ended
Dec. 31, 2019
Disclosure Of Detailed Information About Hedging Instruments [Abstract]
Hedging Financial Instruments
21.	HEDGING FINANCIAL INSTRUMENTS

Chunghwa’s hedge strategy is to enter forward exchange contracts - buy to avoid its foreign currency exposure to certain foreign currency denominated equipment payments in the following six months.  In addition, Chunghwa’s management considers the market condition to determine the hedge ratio, and enters into forward exchange contracts with the banks to avoid the foreign currency risk.

Chunghwa signed equipment purchase contracts with suppliers and entered into forward exchange contracts to avoid foreign currency risk exposure to Euro-denominated purchase commitments.  Those forward exchange contracts were designated as cash flow hedges.  When forecast purchases actually take place, basis adjustments are made to the initial carrying amounts of hedged items.

For the hedges of highly probable forecast sales and purchases, as the critical terms (i.e. the notional amount, life and underlying) of the forward foreign exchange contracts and their corresponding hedged items are the same, the Company performs a qualitative assessment of effectiveness and it is expected that the value of the forward contracts and the value of the corresponding hedged items will systematically change in opposite direction in response to movements in the underlying exchange rates.

The main source of hedge ineffectiveness in these hedging relationships is the effect of credit risks of the Company and the counterparty on the fair value of the forward exchange contracts.  Such credit risks do not impact the fair value of the hedged item attributable to changes in foreign exchange rates.  No other sources of ineffectiveness emerged from these hedging relationships.

2017

The hedging instrument was showed as follows:

December 31, 2017
NT$
(In Millions)
Hedging derivative financial assets
Cash flow hedge - forward exchange contracts	$ －
Hedging derivative financial liabilities
Cash flow hedge - forward exchange contracts	$1

For the year ended December 31, 2017, losses arising from changes in fair value of the hedged items recognized in other comprehensive income was $1 million.  Upon the completion of the purchase transaction, the amount deferred and recognized in equity initially will be reclassified into equipment as its carrying value.

As of December 31, 2017, Chunghwa expected part of the equipment purchase transactions would not occur and reclassified the related gains of $2 million from equity to profit or loss which arising from the forward exchange contracts of the aforementioned transactions for the year ended December 31, 2017.

The outstanding forward exchange contracts at the balance sheet dates were as follows:

	Currency	Maturity Period	Contract Amount (Millions)
December 31, 2017
Forward exchange contracts - buy	EUR/NT$	2018.03-06	EUR4/NT$142

Loss (gain) arising from the hedging derivative financial instruments that have been reclassified from equity to initial cost of the property, plant and equipment were as follows:

Year Ended December 31, 2017
NT$
(In Millions)
Construction in progress and equipment to be accepted	$(2)

Starting from 2018

The following tables summarized the information relating to the hedges for foreign currency risk.

December 31, 2018

		Notional Amount		Forward	Line Item in	Carrying Amount		Change in Fair Values of Hedging Instruments Used for Calculating
Hedging Instruments	Currency	(In millions)	Maturity	Rate	Balance Sheet	Asset	Liability	Hedge Ineffectiveness
						NT$	NT$	NT$
(In Millions)
Cash flow hedge
Forecast purchases - forward exchange contracts	EUR/NT$	EUR 5/ NT$ 172	2019.03	$34.98	Hedging financial assets (liabilities)	$1	$—	$2

		Accumulated Gain or Loss on Hedging Instruments in Other Equity
Hedged Items	Change in Value of Hedged Item Used for Calculating Hedge Ineffectiveness	Continuing Hedges	Hedge Accounting No Longer Applied
	NT$	NT$	NT$
		(In Millions)
Cash flow hedge
Forecast equipment purchases	$(2)	$1	$—

December 31, 2019

		Notional Amount		Forward	Line Item in	Carrying Amount		Change in Fair Values of Hedging Instruments Used for Calculating
Hedging Instruments	Currency	(In millions)	Maturity	Rate	Balance Sheet	Asset	Liability	Hedge Ineffectiveness
						NT$	NT$	NT$
(In Millions)
Cash flow hedge
Forecast purchases - forward exchange contracts	EUR/NT$	EUR 2/NT$ 84	2020.03	$33.66	Hedging financial assets (liabilities)	$—	$—	$(1)

		Accumulated Gain or Loss on Hedging Instruments in Other Equity
Hedged Items	Change in Value of Hedged Item Used for Calculating Hedge Ineffectiveness	Continuing Hedges	Hedge Accounting No Longer Applied
	NT$	NT$	NT$
		(In Millions)
Cash flow hedge
Forecast equipment purchases	$1	$—	$—

2018

Comprehensive Income
Reclassification from Equity to Profit or Loss and the Adjusted Line Item
	Hedging Gain or Loss	Amount of Hedge Ineffectiveness	Line Item in which Hedge	Amount Reclassified to P/L and	Due to Hedged Future Cash Flows No
Hedge	Recognized	Recognized in	Ineffectiveness	the Adjusted	Longer Expected
Transaction	in OCI	Profit or Loss	is Included	Line Item	to Occur
	NT$	NT$	NT$	NT$	NT$
(In Millions)
Cash flow hedge
Forecast equipment purchases	$2	$—	—	$(4)	$—
				Construction in progress and equipment to be accepted	Other gains and losses

2019

Comprehensive Income
Reclassification from Equity to Profit or Loss and the Adjusted Line Item
	Hedging Gain or Loss	Amount of Hedge Ineffectiveness	Line Item in which Hedge	Amount Reclassified to P/L and	Due to Hedged Future Cash Flows No
Hedge	Recognized	Recognized in	Ineffectiveness	the Adjusted	Longer Expected
Transaction	in OCI	Profit or Loss	is Included	Line Item	to Occur
	NT$	NT$	NT$	NT$	NT$
(In Millions)
Cash flow hedge
Forecast equipment purchases	$(1)	$—	—	$(2)	$—
				Construction in progress and equipment to be accepted	Other gains and losses